Derecognition and offset of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred financial assets of bonds under repurchase agreements that are not derecognized in their entirety

1) Bonds sold under repurchase agreements

The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020
Assets transferred	Financial assets at FVTPL	407,985	410,331
	Financial assets at FVTOCI	56,975	138,315
	Securities at amortized cost	42,841	40,987
	Loans and other financial assets at amortized cost	82,594	50,088

	Total	590,395	639,721

Related liabilities	Bonds sold under repurchase agreements	569,002	657,823

Transferred financial assets of loaned securities that are not derecognized in their entirety

2) Securities loaned

When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amounts of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2019	December 31, 2020	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	80,737	100,345	Korea Securities Finance Corporation

Liquidity of transferred financial assets that are not derecognized in their entirety

3) Liquidity of financial assets

As of December 31, 2019 and 2020, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions. The transaction details of the transfer of the financial instrument are as follows:

	December 31, 2019		December 31, 2020
	Book value(*)	Fair value	Book value(*)	Fair value
Assets transferred	4,504,496	4,485,942	4,630,470	4,629,545
Related liabilities	3,523,010	3,532,784	3,803,911	3,804,821

(*)	The carrying amount is the amount before the allowance for bad debts.

On the other hand, the details of transferred financial assets that have not been removed, such as bonds sold under the repurchase agreement and loan securities, are also described in Note 18.

Financial instruments to be offset and may be covered by master netting agreements and similar agreements

As of December 31, 2019 and 2020, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets(*1)	3,032,894	—	3,032,894	7,058,885	111,122	975,093
Receivable spot exchange(*2)	5,112,206	—	5,112,206
Bonds purchased under resale agreements(*2)	8,981,752	—	8,981,752	8,981,752	—	—
Domestic exchange settlement debits(*2)(*6)	31,642,486	31,269,258	373,228	—	—	373,228

Total	48,769,338	31,269,258	17,500,080	16,040,637	111,122	1,348,321

Financial liabilities:
Derivative liabilities(*1)	2,824,449	—	2,824,449	7,071,549	172,488	779,424
Equity-linked securities in short position(*3)	87,626	—	87,626
Payable spot exchange(*4)	5,111,386	—	5,111,386
Bonds sold under repurchase agreements(*5)	569,002	—	569,002	180,402	388,600	—
Domestic exchange settlement credits(*4)(*6)	32,531,186	31,269,258	1,261,928	1,257,280	—	4,648

Total	41,123,649	31,269,258	9,854,391	8,509,231	561,088	784,072

(*1)	The items include derivatives held for trading, derivatives designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2020
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets(*1)	6,456,799	—	6,456,799	7,733,997	598,545	1,278,176
Receivable spot exchange(*2)	3,153,919	—	3,153,919
Bonds purchased under resale agreements(*2)	10,145,749	—	10,145,749	10,145,749	—	—
Domestic exchange settlement debits(*2)(*6)	34,352,965	32,834,189	1,518,776	—	—	1,518,776

Total	54,109,432	32,834,189	21,275,243	17,879,746	598,545	2,796,952

Financial liabilities:
Derivative liabilities(*1)	5,823,620	—	5,823,620	7,147,683	477,603	1,371,364
Equity-linked securities in short position(*3)	19,630	—	19,630
Payable spot exchange(*4)	3,153,400	—	3,153,400
Bonds sold under repurchase agreements(*5)	657,823	—	657,823	213,623	444,200	—
Domestic exchange settlement credits(*4)(*6)	33,014,440	32,834,189	180,251	176,179	—	4,072

Total	42,668,913	32,834,189	9,834,724	7,537,485	921,803	1,375,436

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.